Loans (Tables)	12 Months Ended
Jun. 30, 2017
Loans [Abstract]
Schedule of loan portfolio
(in thousands)	2017	2016

Residential real estate
One- to four-family	$197,936	$186,125
Multi-family	15,678	15,559
Construction	2,398	2,809
Land	1,304	1,186
Farm	2,062	1,735
Nonresidential real estate	29,211	27,138
Commercial and industrial	2,540	1,847
Consumer and other
Loans on deposits	1,607	1,813
Home equity	6,853	6,155
Automobile	42	69
Unsecured	400	552
	260,031	244,988

Undisbursed portion of loans in process	(296)	(5,118)
Deferred loan origination costs, net	42	113
Allowance for loan losses	(1,533)	(1,515)
	$258,244	$238,468

Schedule of allowance for loan losses and the recorded investment in loans by portfolio
June 30, 2017:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,706	$1,676	$5,382	$--	$--	$--
Nonresidential real estate	131	--	131	--	--	--
	3,837	1,676	5,513	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$192,554	$773	$--	$773
Multi-family			15,678	243	--	243
Construction			2,398	6	--	6
Land			1,304	4	--	4
Farm			2,062	9	--	9
Nonresidential real estate			29,080	270	--	270
Commercial and industrial			2,540	6	--	6
Consumer and other
Loans on deposits			1,607	4	--	4
Home equity			6,853	17	--	17
Automobile			42	--	--	--
Unsecured			400	1	--	1
Unallocated			--	--	200	200
			254,518	1,333	200	1,533
			$260,031	$1,333	$200	$1,533

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

June 30, 2016:

(in thousands)	Loans individually evaluated	Loans acquired with deteriorated credit quality*	Ending loans balance	Ending allowance attributed to loans	Unallocated allowance	Total allowance
Loans individually evaluated for impairment:
Residential real estate:
One- to four-family	$3,400	$2,146	$5,546	$--	$--	$--
Nonresidential real estate	--	164	164	--	--	--
	3,400	2,310	5,710	--	--	--

Loans collectively evaluated for impairment:
Residential real estate:
One- to four-family			$180,579	$862	$--	$862
Multi-family			15,559	192	--	192
Construction			2,809	5	--	5
Land			1,186	2	--	2
Farm			1,735	3	--	3
Nonresidential real estate			26,974	217	--	217
Commercial and industrial			1,847	18	--	18
Consumer and other
Loans on deposits			1,813	4	--	4
Home equity			6,155	11	--	11
Automobile			69	--	--	--
Unsecured			552	1	--	1
Unallocated			--	--	200	200
			239,278	1,315	200	1,515
			$244,988	$1,315	$200	$1,515

* These loans were evaluated at acquisition date at their estimated fair value and there has been no subsequent deterioration since acquisition.

Schedule of impaired loans by class of loans
June 30, 2017:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$5,382	$--	$5,653	$71	$71
Nonresidential real estate	131	--	131	--	--
Total	$5,513	$--	$5,784	$71	$71

June 30, 2016:

(in thousands)	Unpaid Principal Balance and Recorded Investment	Allowance for Loan Losses Allocated	Average Recorded Investment	Interest Income Recognized	Cash Basis Income Recognized

With no related allowance recorded:
Residential real estate:
One- to four-family	$5,546	$--	$5,135	$70	$70
Land	--	--	330	27	27
Nonresidential real estate	164	--	401	--	--
Consumer and other
Unsecured	--	--	7	--	--
Total	$5,710	$--	$5,873	$97	$97

Schedule of recorded investment in nonaccrual and loans
	June 30, 2017		June 30, 2016
(in thousands)	Nonaccrual	Loans Past Due Over 90 Days Still Accruing	Nonaccrual	Loans Past Due Over 90 Days Still Accruing

One- to four-family residential real estate	$4,870	$1,770	$4,785	$2,166
Nonresidential real estate	151	--	173	--
Consumer	8	11	11	--
	$5,029	$1,781	$4,969	$2,166

Schedule of loans classified as TDRs

(Dollars in thousands)	Number of Loans	Pre-Modification Outstanding Recorded Investment	Post-Modification Outstanding Recorded Investment	TDRs Performing to Modified Terms	TDRs Not Performing to Modified Terms

June 30, 2017:
Residential Real Estate:
1-4 Family	31	$1,970	$1,533	$657	$876

June 30, 2016
Residential Real Estate:
1-4 Family	35	$2,136	$1,835	$1,318	$517

Schedule of loans acquired with deteriorated credit quality

June 30, 2017:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$5,193	$4,496	$9,689	$188,247	$197,936
Multi-family	--	--	--	15,678	15,678
Construction	--	--	--	2,398	2,398
Land	--	--	--	1,304	1,304
Farm	539	--	539	1,523	2,062
Nonresidential real estate	635	133	768	28,443	29,211
Commercial and industrial	--	--	--	2,540	2,540
Consumer and other:
Loans on deposits	--	--	--	1,607	1,607
Home equity	17	11	28	6,825	6,853
Automobile	--	--	--	42	42
Unsecured	13	--	13	387	400
Total	$6,397	$4,640	$11,037	$248,994	$260,031

June 30, 2016:

(in thousands)	30-89 Days Past Due	Greater than 90 Days Past Due	Total Past Due	Loans Not Past Due	Total

Residential real estate:
One-to four-family	$5,712	$4,377	$10,089	$176,036	$186,125
Multi-family	--	--	--	15,559	15,559
Construction	548	--	548	2,261	2,809
Land	--	--	--	1,186	1,186
Farm	--	--	--	1,735	1,735
Nonresidential real estate	--	153	153	26,985	27,138
Commercial and industrial	--	--	--	1,847	1,847
Consumer and other:
Loans on deposits	--	--	--	1,813	1,813
Home equity	37	--	37	6,118	6,155
Automobile	--	--	--	69	69
Unsecured	9	--	9	543	552
Total	$6,306	$4,530	$10,836	$234,152	$244,988

Schedule of analysis performed, the risk category of loans by class of loans
June 30, 2017:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$6,110	$9,883	$--	$181,943
Multi-family	14,541	--	1,137	--	--
Construction	2,398	--	--	--	--
Land	1,304	--	--	--	--
Farm	1,523	--	539	--	--
Nonresidential real estate	29,061	--	150	--	--
Commercial and industrial	2,513	27	--	--	--
Consumer and other:
Loans on deposits	1,607	--	--	--	--
Home equity	6,744	93	16	--	--
Automobile	42	--	--	--	--
Unsecured	396	--	4	--	--
Total	$60,129	$6,230	$11,729	$--	$181,943

June 30, 2016:

(in thousands)	Pass	Special Mention	Substandard	Doubtful	Not rated

Residential real estate:
One- to four-family	$--	$6,387	$11,970	$--	$167,768
Multi-family	15,220	--	339	--	--
Construction	2,809	--	--	--	--
Land	1,186	--	--	--	--
Farm	1,735	--	--	--	--
Nonresidential real estate	26,061	904	173	--	--
Commercial and industrial	1,817	30	--	--	--
Consumer and other:
Loans on deposits	1,813	--	--	--	--
Home equity	6,149	--	6	--	--
Automobile	69	--	--	--	--
Unsecured	552	--	--	--	--
Total	$57,411	$7,321	$12,488	$--	$167,768

Schedule of allowance for loan losses by portfolio segment
(in thousands)	2017	2016

Balance at beginning of year	$1,515	$1,568
Provision for losses on loans	242	15
Charge-offs, net	(224)	(68)
Balance at end of year	$1,533	$1,515

June 30, 2017:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$862	$132	$(226)	$5	$773
Multi-family	192	51	--	--	243
Construction	5	1	--	--	6
Land	2	2	--	--	4
Farm	3	6	--	--	9
Nonresidential real estate	217	53	--	--	270
Commercial and industrial	18	(12)	--	--	6
Consumer and other:
Loans on deposits	4	--	--	--	4
Home equity	11	6	--	--	17
Unsecured	1	3	(5)	2	1
Unallocated	200	--	--	--	200
Totals	$1,515	$242	$(231)	$7	$1,533

June 30, 2016:

(in thousands)	Beginning balance	Provision for loan losses	Loans charged off	Recoveries	Ending balance

Residential real estate:
One- to four-family	$1,059	$(129)	$(80)	$12	$862
Multi-family	94	98	--	--	192
Construction	21	(16)	--	--	5
Land	7	(5)	--	--	2
Farm	9	(6)	--	--	3
Nonresidential real estate	121	96	--	--	217
Commercial and industrial	10	8	--	--	18
Consumer and other:
Loans on deposits	13	(9)	--	--	4
Home equity	31	(20)	--	--	11
Automobile	--	--	--	--	--
Unsecured	3	(2)	--	--	1
Unallocated	200	--	--	--	200
Totals	$1,568	$15	$(80)	$12	$1,515

Schedule of purchased loans
(in thousands)	2017	2016

Residential real estate:
One- to four-family	$1,676	$2,146
Land	--	--
Nonresidential real estate	--	164
Outstanding balance	$1,676	$2,310

Schedule of accretable yield, or income expected to be collected
(in thousands)	2017	2016

Balance at beginning of year	$981	$1,021
Accretion of income	(159)	(164)
Reclassifications from nonaccretable difference	60	124
Disposals	(162)	--
Balance at end of year	$720	$981